Employee benefit obligations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Defined Benefit Plans
The result of the Swiss defined benefit plans is summarized in the tables below:

Employee benefit obligations

(CHF in millions)	12/31/2022	12/31/2021

Present value of defined benefit obligation	(23.7)	(22.8)
Fair value of plan assets	17.4	17.0
Employee benefit obligations	(6.3)	(5.9)

(CHF in millions)	2022	2021

Present value of defined benefit obligation at January 1	22.8	16.8
Current service cost	3.4	2.6
Contributions by the employees	2.2	1.5
Interest expenses	0.1	—
Past service cost	(0.3)	—
Benefits paid	0.9	2.1
Actuarial losses/(gains) from
changes in demographic assumptions	—	(1.8)
changes in financial assumptions	(6.8)	(0.6)
changes in experience adjustments	1.3	2.3
Present value of defined benefit obligation at December 31	23.7	22.8

	12/31/2022	12/31/2021

Discount rate	2.2%	0.4%
Expected rate of salary increase	1.5%	1.5%
Expected rate of pension increase	0.0%	0.0%
Demographic assumptions	BVG 2020 generation table	BVG 2020 generation table

Net Defined Benefit Obligation	Employee benefit obligations reconciles as follows:

(CHF in millions)	2022	2021

Employee benefit obligations at January 1	(5.9)	(5.6)
Amounts recognized in income statement	(3.1)	(2.6)
Amounts recognized in other comprehensive income	4.4	0.9
Contributions by the employer	(1.8)	1.5
Employee benefit obligations at December 31	(6.3)	(5.9)

Defined Benefit Plan Expense Recognized in Profit or Loss	Amounts recognized in income statement

(CHF in millions)	2022	2021	2020

Current service cost	(3.4)	(2.6)	(1.6)
Past service cost	0.3	—	—
Employee benefit expenses	(3.1)	(2.6)	(1.6)

Defined Benefit Plan Expense Recognized in Other Comprehensive Income
Remeasurements recognized in equity (other comprehensive income)

(CHF in millions)	2022	2021	2020

Actuarial losses/(gains) from
changes in demographic assumptions	—	(1.8)	—
changes in financial assumptions	(6.8)	(0.6)	(0.2)
changes in experience adjustments	1.3	2.3	1.8
Return on plan assets excl. interest income	1.1	(0.8)	0.1
Net actuarial result from defined benefit plans	(4.4)	(0.9)	1.6

Fair Value of Plan Assets
Plan assets

(CHF in millions)	2022	2021

Fair value of plan assets at January 1	17.0	11.1
Contributions by the employer	(1.8)	1.5
Contributions by the employees	2.2	1.5
Interest income	0.1	—
Benefits paid	0.9	2.1
Return on plan assets excl. interest income	(1.1)	0.8
Fair value of plan assets at December 31	17.4	17.0
The plan assets consist of (all with quoted market prices):

	12/31/2022	12/31/2021

Cash and equivalent	0.9%	2.5%
Debt instruments	28.0%	24.9%
Equity instruments	30.8%	32.9%
Real estate	22.8%	19.6%
Mortgages	—%	4.7%
Alternative assets	17.5%	15.4%
Total	100.0%	100.0%

Sensitivity Analysis for Actuarial Assumptions

(CHF in millions)	12/31/2022	12/31/2021

Discount rate
-0.5%	1.6	2.3
+0.5%	(1.4)	(1.9)
Expected rate of salary increase
-0.5%	(0.4)	(0.5)
+0.5%	0.4	0.5
Life expectancy
-1 year	(0.2)	(0.3)
+1 year	0.2	0.3